ACQUISITIONS AND DISPOSITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Acquisitions and Dispositions [Abstract]
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

NewPage Acquisition - On January 3, 2014, Verso, Merger Sub, and NewPage entered into a Merger Agreement pursuant to which the parties agreed to merge Merger Sub with and into NewPage on the terms and subject to the conditions set forth in the Merger Agreement, with NewPage surviving the merger as an indirect, wholly owned subsidiary of Verso Holdings. Verso Holdings has incurred transaction and integration costs during the three months ended March 31, 2015 of $10 million related to the NewPage acquisition which are included in selling, general and administrative expenses in the accompanying condensed consolidated statements of operations. For the three months ended March 31, 2014, Verso Holdings incurred transaction costs of $10 million related to the NewPage acquisition which were included in Other loss, net in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2014.

On January 7, 2015, we consummated the NewPage acquisition pursuant to the Merger Agreement. As a result of the merger, NewPage became a direct, wholly owned subsidiary of Verso Holdings. The NewPage acquisition provides Verso Holdings with assets in a complementary geographic area, a broader portfolio of products, and strategic flexibility to reduce operating costs and enhance our financial condition.

As consideration for the NewPage acquisition, Verso Holdings issued (a) $650 million aggregate principal amount of New First Lien Notes and (b) 13,607,693 shares of Verso common stock in exchange for all the outstanding shares of common stock of NewPage. Also as of the date that NewPage became an indirect wholly owned subsidiary of Verso, NewPage had an existing $750 million Term Loan Facility and $350 million ABL Facility of which $734 million and $100 million, respectively were outstanding. As a condition of allowing the acquisition to proceed, the Antitrust Division of the U.S. Department of Justice entered into a settlement with Verso and NewPage that required NewPage to divest its paper mills in Biron, Wisconsin, and Rumford, Maine, which occurred prior to the acquisition of NewPage.

Accounting consideration for the NewPage acquisition is as follows:

(Dollars in millions)
13,607,693 shares Verso common stock valued at January 7, 2015 closing price	$46
$650 million face value New First Lien Notes valued at January 7, 2015 closing price	663
Accounting Consideration	$709

The preliminary allocation of the purchase price to the fair values of assets acquired and liabilities assumed in the NewPage acquisition includes necessary adjustments to reflect the estimated fair values of NewPage’s assets and liabilities at the completion of the NewPage acquisition. The preliminary allocation of the purchase price is as follows:

(Dollars in millions)
Cash	$128
Current assets, excluding cash	581
Property, plant, and equipment	1,570
Other long-term assets	47
Current liabilities	(277)
Current portion of long-term debt	(3)
Noncurrent pension and other post-retirement benefit obligations	(479)
Other long-term liabilities	(58)
Long-term debt	(800)
Net assets acquired	$709

The allocation of the purchase price above is considered preliminary and is based on valuation information, estimates and assumptions available on March 31, 2015. Verso Holdings is still in the process of verifying data and finalizing information related to the valuation and expects to finalize these matters within the second half of 2015 as final asset and liability valuations are completed. The preliminary valuations of the acquired assets and assumed liabilities include, but are not limited to, fixed assets, goodwill, other potential intangible assets, debt, and pension obligations. The valuations reflected herein consist of physical appraisals, discounted cash flow analyses, or other appropriate valuation techniques to determine the fair value of the assets acquired and liabilities assumed. We did not identify a material amount of goodwill as a result of the preliminary purchase price allocation. Although management believes that the preliminary purchase price allocation herein is reasonable, there can be no assurance that finalization of such purchase price allocation will not result in material changes from the preliminary purchase price allocation included herein.
The operating results of NewPage are included in Verso Holdings’ financial statements from January 7, 2015 through March 31, 2015. The determination of net sales and net loss attributable to the acquired operations during this period and included in Verso’s condensed consolidated statements of operations was not practicable as the operations are integrated with the consolidated operations.
The following unaudited pro forma financial information presents results as if the NewPage acquisition and the related financing, further described in Note 6, occurred on January 1, 2014. The historical consolidated financial information of Verso Holdings and NewPage has been adjusted in the pro forma information to give effect to pro forma events that are directly attributable to the transactions and factually supportable. The unaudited pro forma results do not reflect events that have occurred or may occur after the transactions, including the costs of any integration activities or benefits that may result from realization of future cost savings from operating efficiencies, or any revenue, tax, or other synergies expected to result from the NewPage acquisition. Accordingly, the unaudited pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date, nor is it necessarily an indication of future operating results.
In addition, the NewPage acquisition did not result in a taxable transaction and Verso Holdings has net operating loss carryforwards and a related full valuation allowance that are expected to offset any deferred tax impact of the NewPage acquisition. Further, as the sale of the Bucksport mill was not directly attributable to the NewPage acquisition, no pro forma adjustment for the Bucksport sale has been made.

	Pro Forma
	Three Months Ended
(Unaudited)	March 31,
(Dollars in millions, except per share data)	2015	2014
Revenues	$838	$882
Net loss	(100)	(167)
Earnings per share - basic and diluted	$(1.23)	$(2.05)
Weighted-average shares outstanding - basic and diluted	81,551,070	81,403,403

Sale of Bucksport Mill - On December 5, 2014, two Verso Holdings subsidiaries entered into an agreement to sell their equity interests in two other Verso Holdings subsidiaries that owned the Bucksport mill to AIM Development (USA) LLC, an indirect, wholly owned subsidiary of American Iron & Metal Company Inc., or “AIM.” On January 29, 2015, the Verso parties and AIM consummated the sale of the Bucksport mill and related assets (see Note 11).

ACQUISITIONS AND DISPOSITIONS

On January 3, 2014, Verso, Merger Sub, and NewPage entered into a Merger Agreement pursuant to which the parties agreed to merge Merger Sub with and into NewPage on the terms and subject to the conditions set forth in the Merger Agreement, with NewPage surviving the merger and an indirect, wholly owned subsidiary of Verso Holdings. Verso Holdings has incurred transaction costs of $38.9 million related to the NewPage acquisition which are included in Other loss, net in the accompanying consolidated statements of operations for the year ended December 31, 2014. On January 7, 2015, Verso Holdings consummated the previously announced NewPage acquisition (see Note 21).

On December 5, 2014, two Verso Holdings subsidiaries entered into an agreement to sell their equity interests in two other Verso subsidiaries that owned the Bucksport mill to AIM Development (USA) LLC, an indirect, wholly owned subsidiary of American Iron & Metal Company Inc., or “AIM.” At the end of 2014, based on our disposition plans, we recorded asset impairment charges and write-offs of $102.6 million, as the carrying value of the assets held for sale were in excess of the fair value less the costs to sell. The impairment charge is included in Restructuring charges (see also Note 16) in our accompanying consolidated statements of operations. On January 29, 2015, the Verso parties and AIM consummated the Bucksport transaction (see Note 21).

In 2013, we closed the sale of substantially all of the assets of Verso Fiber Farm LLC as well as the sale of substantially all of the assets at our former Sartell mill. The related gains on sale were reflected in Other operating income in the accompanying consolidated statements of operations for the year ended December 31, 2013.

In 2012, we reached a final settlement agreement with our insurance provider for property and business losses resulting from a fire at the former Sartell mill. The related gain of $60.6 million was included in Other operating income in the accompanying consolidated statements of operations for the year ended December 31, 2012, and represents insurance proceeds in excess of fire related costs and property damage. In addition, $51.0 million of proceeds attributable to property, plant, and equipment were reflected in investing activities on our consolidated statement of cash flows for the year ended December 31, 2012.

Assets and liabilities held for sale at December 31, 2014 and 2013, respectively, were comprised of the following:

	December 31,	December 31,
(Dollars in thousands)	2014 (1)	2013 (2)
Prepaid expenses and other assets	$1,353	$—
Property, plant, and equipment, net	58,554	—
Intangibles and other assets, net	1,057	50
Assets held for sale	$60,964	$50
Asset retirement obligations and other liabilities	$(2,198)	$—
Liabilities related to assets held for sale	$(2,198)	$—

(1) Recorded at fair value less cost to sell.
(2) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.